Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

July 31, 2021

SCF-S-QTLY-0921
1.907962.111

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value
Australia - 0.6%
Imdex Ltd.	10,900,449	$16,798,518
Kogan.Com Ltd. (a)	712,697	5,434,102
Reckon Ltd. (b)	10,236,940	7,099,198

TOTAL AUSTRALIA		29,331,818

Austria - 0.3%
EVN AG	205,000	4,960,898
Wienerberger AG	190,000	7,766,853

TOTAL AUSTRIA		12,727,751

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (c)	19,529,616	22,849,651
Belgium - 0.7%
Econocom Group SA	1,269,647	5,519,925
KBC Ancora	601,920	26,618,949

TOTAL BELGIUM		32,138,874

Canada - 2.3%
Computer Modelling Group Ltd.	1,108,300	3,855,420
ECN Capital Corp.	1,744,900	14,671,370
McCoy Global, Inc. (d)	1,107,650	639,234
MTY Food Group, Inc. (a)	115,200	6,277,089
Pason Systems, Inc.	208,500	1,326,940
PrairieSky Royalty Ltd.	340,000	3,809,875
Richelieu Hardware Ltd.	1,301,742	45,398,200
Spin Master Corp. (c)(d)	167,300	6,413,882
Summit Industrial Income REIT	1,600,000	24,328,310
Total Energy Services, Inc. (d)	352,400	1,135,499

TOTAL CANADA		107,855,819

Cayman Islands - 0.3%
Chlitina Holding Ltd.	1,700,000	12,481,074
China - 0.2%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,902,989	9,614,555
Denmark - 2.2%
Netcompany Group A/S (c)	363,675	44,944,686
SimCorp A/S	266,434	37,031,394
Spar Nord Bank A/S	1,812,610	21,794,099

TOTAL DENMARK		103,770,179

Finland - 0.9%
Admicom OYJ	122,700	13,609,194
Musti Group OYJ	475,078	19,634,475
Olvi PLC (A Shares)	134,800	8,459,054

TOTAL FINLAND		41,702,723

France - 2.8%
Elis SA (d)	235,000	4,214,984
Laurent-Perrier Group SA	149,831	18,129,177
Lectra	709,300	28,902,335
Maisons du Monde SA (c)	295,500	6,761,856
Somfy SA	25,300	4,831,952
Stef SA	53,000	6,161,383
The Lisi Group	527,980	18,006,593
Vetoquinol SA	311,315	45,202,004

TOTAL FRANCE		132,210,284

Germany - 2.9%
CompuGroup Medical AG	251,817	20,208,267
CTS Eventim AG (d)	823,795	55,995,097
JOST Werke AG (c)	86,000	5,253,901
Nexus AG	618,016	49,192,452
Takkt AG	394,400	6,484,498

TOTAL GERMANY		137,134,215

Greece - 0.3%
Fourlis Holdings SA	970,292	4,799,707
Motor Oil (HELLAS) Corinth Refineries SA	117,600	1,891,661
Mytilineos SA	475,000	8,812,651

TOTAL GREECE		15,504,019

India - 1.0%
Embassy Office Parks (REIT)	4,511,200	21,953,594
Indian Energy Exchange Ltd. (c)	4,359,936	25,276,351

TOTAL INDIA		47,229,945

Ireland - 0.7%
Cairn Homes PLC (d)	8,742,034	11,264,373
Irish Residential Properties REIT PLC	6,500,000	11,874,363
Mincon Group PLC	3,865,000	5,822,767
UDG Healthcare PLC (United Kingdom)	131,000	1,962,930

TOTAL IRELAND		30,924,433

Israel - 1.6%
Ituran Location & Control Ltd.	1,169,635	29,697,033
Maytronics Ltd.	880,022	19,165,831
Strauss Group Ltd.	594,464	16,486,836
Tel Aviv Stock Exchange Ltd.	1,791,957	11,081,584

TOTAL ISRAEL		76,431,284

Italy - 2.3%
Interpump Group SpA	1,615,037	100,868,852
MARR SpA	259,700	6,031,993

TOTAL ITALY		106,900,845

Japan - 29.1%
Ai Holdings Corp.	649,692	12,051,622
Aoki Super Co. Ltd.	214,637	6,143,386
Arcland Sakamoto Co. Ltd.	205,100	2,817,426
Artnature, Inc.	1,119,300	6,917,510
Aucnet, Inc.	676,760	9,814,732
Azbil Corp.	2,897,625	112,386,804
Bank of Kyoto Ltd.	156,907	6,736,539
Broadleaf Co. Ltd. (b)	5,982,673	27,485,230
Central Automotive Products Ltd.	125,279	3,814,155
Chugoku Marine Paints Ltd.	275,000	2,268,584
CKD Corp.	55,000	1,091,928
Curves Holdings Co. Ltd.	4,345,359	32,242,124
Daiichikosho Co. Ltd.	949,914	33,119,922
Daikokutenbussan Co. Ltd.	207,500	11,934,962
Digital Hearts Holdings Co. Ltd.	707,450	9,750,371
Food & Life Companies Ltd.	158,700	6,437,400
Funai Soken Holdings, Inc.	986,857	22,560,844
GMO Internet, Inc.	252,962	6,643,120
Goldcrest Co. Ltd.	1,498,600	22,102,318
Iwatani Corp.	50,000	2,857,664
Iwatsuka Confectionary Co. Ltd.	105,800	3,838,330
JEOL Ltd.	553,600	35,777,986
Kamigumi Co. Ltd.	365,000	7,658,995
Kobayashi Pharmaceutical Co. Ltd.	276,300	21,961,953
Koshidaka Holdings Co. Ltd.	3,555,459	17,954,736
Kusuri No Aoki Holdings Co. Ltd.	303,358	20,269,032
Lasertec Corp.	639,560	120,065,712
Medikit Co. Ltd.	539,600	15,788,852
Mirait Holdings Corp.	420,000	8,234,994
Miroku Jyoho Service Co., Ltd.	752,191	10,771,542
Misumi Group, Inc.	1,339,500	46,398,068
Mitsuboshi Belting Ltd.	638,552	10,599,364
Mitsui Engineering & Shipbuilding Co. (d)	550,000	2,572,719
Nabtesco Corp.	1,077,536	40,467,147
Nagaileben Co. Ltd.	1,603,400	37,664,298
Nichias Corp.	203,700	5,145,187
Nihon Parkerizing Co. Ltd.	4,755,518	48,636,718
Nitto Kohki Co. Ltd.	225,000	3,800,419
NOF Corp.	107,000	5,413,153
NS Tool Co. Ltd. (b)	1,317,600	17,871,463
NSD Co. Ltd.	386,000	6,593,720
OBIC Co. Ltd.	585,900	102,647,992
OSG Corp.	2,364,875	43,824,720
PALTAC Corp.	141,400	6,534,780
Paramount Bed Holdings Co. Ltd.	1,374,132	24,450,168
Poletowin Pitcrew Holdings, Inc.	918,677	8,658,785
ProNexus, Inc.	1,043,577	9,550,625
Raiznext Corp.	113,200	1,176,318
S Foods, Inc.	177,100	5,504,863
San-Ai Oil Co. Ltd.	1,866,110	23,099,926
Sekisui Jushi Corp.	280,000	5,548,699
Seria Co. Ltd.	184,900	6,649,018
SHO-BOND Holdings Co. Ltd.	1,437,200	60,459,213
Shoei Co. Ltd. (b)	1,731,600	71,975,717
SK Kaken Co. Ltd.	73,804	28,053,660
Software Service, Inc.	185,500	16,672,257
Sugi Holdings Co. Ltd.	77,600	5,708,327
Techno Medica Co. Ltd.	283,000	4,122,273
The Monogatari Corp.	238,696	14,795,431
TKC Corp.	281,448	8,325,042
Tocalo Co. Ltd.	1,642,949	20,502,230
Tsuruha Holdings, Inc.	48,270	5,680,376
USS Co. Ltd.	1,731,400	29,954,853
Welcia Holdings Co. Ltd.	583,370	19,808,151
Workman Co. Ltd.	131,500	9,049,952
YAKUODO Holdings Co. Ltd.	459,100	9,650,286
Yuasa Trading Co. Ltd.	121,900	3,466,825

TOTAL JAPAN		1,372,531,516

Korea (South) - 0.6%
BGF Retail Co. Ltd.	123,588	17,314,499
Leeno Industrial, Inc.	57,335	8,893,003

TOTAL KOREA (SOUTH)		26,207,502

Luxembourg - 0.6%
B&M European Value Retail SA	950,531	7,306,447
Stabilus SA	270,000	21,411,219

TOTAL LUXEMBOURG		28,717,666

Mexico - 0.0%
Genomma Lab Internacional SA de CV (d)	1,109,000	1,077,454
Netherlands - 3.0%
Aalberts Industries NV	1,866,535	113,631,572
AerCap Holdings NV (d)	30,000	1,590,000
Arcadis NV	184,005	8,146,058
Intertrust NV (c)(d)	300,000	4,953,780
RHI Magnesita NV	60,000	3,155,856
Van Lanschot NV (Bearer)	414,661	10,649,453

TOTAL NETHERLANDS		142,126,719

New Zealand - 0.1%
EBOS Group Ltd.	221,913	4,795,903
Norway - 2.0%
Adevinta ASA Class B (d)	128,966	2,479,400
Atea ASA	847,000	16,144,747
Borregaard ASA	260,000	6,768,726
Kongsberg Gruppen ASA	1,475,185	42,244,750
Medistim ASA	382,845	13,671,875
PatientSky Group A/S	5,498,972	2,458,580
Schibsted ASA (A Shares)	79,266	4,202,518
Volue A/S	1,599,402	8,336,678

TOTAL NORWAY		96,307,274

Singapore - 0.2%
Boustead Singapore Ltd.	9,000,600	7,904,878
South Africa - 0.6%
Clicks Group Ltd.	1,551,031	28,062,268
Spain - 1.3%
Applus Services SA	340,000	3,272,982
Compania de Distribucion Integral Logista Holdings SA	370,000	7,975,040
Fluidra SA	1,109,020	44,926,886
Prosegur Cash SA (c)	1,645,177	1,610,063
Prosegur Compania de Seguridad SA (Reg.)	1,500,000	5,124,600

TOTAL SPAIN		62,909,571

Sweden - 10.0%
Addlife AB	3,491,817	116,496,659
AddTech AB (B Shares)	7,318,865	152,185,869
BHG Group AB (d)	1,121,600	17,302,690
Dometic Group AB (c)	418,700	7,106,091
Granges AB	215,000	2,842,224
Hemnet Group AB (d)	44,100	952,092
INVISIO AB	754,356	15,633,232
John Mattson Fastighetsforetag (d)	804,732	16,172,417
Lagercrantz Group AB (B Shares)	9,001,015	122,963,543
MIPS AB	62,400	6,589,099
Stillfront Group AB (d)	1,450,000	11,058,094

TOTAL SWEDEN		469,302,010

Switzerland - 1.5%
Dufry AG (d)	79,160	4,188,180
Tecan Group AG	104,557	60,309,138
VZ Holding AG	67,625	6,099,202

TOTAL SWITZERLAND		70,596,520

Taiwan - 0.3%
Addcn Technology Co. Ltd.	1,710,570	15,079,531
United Kingdom - 17.1%
Alliance Pharma PLC	26,550,005	38,380,687
Avon Rubber PLC (b)	1,711,686	64,620,255
Bodycote PLC	2,611,861	32,765,143
Clarkson PLC	817,900	36,664,412
Dechra Pharmaceuticals PLC	1,907,576	131,781,073
DP Poland PLC (b)(d)	32,108,200	3,347,280
Dr. Martens Ltd. (d)	403,900	2,430,953
GetBusy PLC (d)	2,405,000	2,757,934
Great Portland Estates PLC	433,858	4,601,368
H&T Group PLC (b)	2,180,017	7,939,186
Helios Towers PLC (d)	5,712,116	12,989,580
Hill & Smith Holdings PLC	288,212	6,505,982
Howden Joinery Group PLC	2,407,682	30,026,395
Hyve Group PLC (d)	1,350,000	2,467,598
J.D. Weatherspoon PLC (d)	452,300	7,135,711
Mears Group PLC (d)	1,686,000	4,452,726
Meggitt PLC (d)	6,121,288	39,913,797
Mitie Group PLC (d)	5,000,002	4,406,302
Naked Wines PLC (a)(d)	356,314	4,353,480
On The Beach Group PLC (c)(d)	1,626,000	7,345,455
Rightmove PLC	4,510,370	44,023,827
Spectris PLC	2,298,128	114,040,006
Spirax-Sarco Engineering PLC	670,328	139,856,564
Ted Baker PLC (d)	1,083,648	1,977,733
Ten Entertainment Group PLC (d)	1,230,400	4,292,743
Trainline PLC (c)(d)	894,100	4,205,632
Ultra Electronics Holdings PLC	1,075,736	47,400,155
Vistry Group PLC	449,300	7,447,484

TOTAL UNITED KINGDOM		808,129,461

United States of America - 2.3%
Autoliv, Inc.	132,700	13,386,776
Morningstar, Inc.	118,500	29,936,655
PriceSmart, Inc.	275,788	24,749,215
ResMed, Inc.	140,400	38,160,720

TOTAL UNITED STATES OF AMERICA		106,233,366

TOTAL COMMON STOCKS
(Cost $2,120,562,298)		4,158,789,108

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Sartorius AG (non-vtg.)
(Cost $2,829,712)	110,955	67,100,064

Investment Companies - 6.8%
United States of America - 6.8%
iShares MSCI EAFE Small-Cap ETF (a)	2,610,000	196,898,397
Vanguard FTSE All-World ex-US Small-Cap ETF (a)	900,000	123,948,000
TOTAL INVESTMENT COMPANIES
(Cost $272,378,656)		320,846,397

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.06% (e)	112,947,817	112,970,406
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	14,384,907	14,386,345
TOTAL MONEY MARKET FUNDS
(Cost $127,355,791)		127,356,751
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $2,523,126,457)		4,674,092,320
NET OTHER ASSETS (LIABILITIES) - 0.8%		37,833,034
NET ASSETS - 100%		$4,711,925,354

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,721,348 or 2.9% of net assets.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,371
Fidelity Securities Lending Cash Central Fund	230,316
Total	$325,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$194,255,495	$640,404,669	$721,690,076	$318	$--	$112,970,406	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	4,962,118	177,264,235	167,840,008	--	--	14,386,345	0.0%
Total	$199,217,613	$817,668,904	$889,530,084	$318	$--	$127,356,751

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Avon Rubber PLC	$79,917,679	$6,384,327	$--	$407,148	$--	$(21,681,751)	$64,620,255
Broadleaf Co. Ltd.	28,469,258	2,936,249	--	507,221	--	(3,920,277)	27,485,230
DP Poland PLC	1,401,652	1,873,430	--	--	--	72,198	3,347,280
H&T Group PLC	6,213,266	--	--	183,821	--	1,725,920	7,939,186
Ituran Location & Control Ltd.	21,502,835	--	7,313,951	622,705	(2,219,711)	17,727,860	--
NS Tool Co. Ltd.	13,666,393	512,133	--	134,345	--	3,692,937	17,871,463
Reckon Ltd.	5,982,597	--	532,458	173,912	(431,117)	2,080,176	7,099,198
Shoei Co. Ltd.	56,538,663	--	4,942,225	79,839	2,634,063	17,745,216	71,975,717
Total	$213,692,343	$11,706,139	$12,788,634	$2,108,991	$(16,765)	$17,442,279	$200,338,329

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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